Acquisition of Concepts and Solutions	9 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Acquisition of Concepts and Solutions

Note 12 – Acquisition of Concepts and Solutions

On September 4, 2019, Galaxy entered into a stock purchase agreement with Concepts and Solutions. Under the terms of the stock purchase agreement, 100% of the outstanding capital for both Concepts and Solutions was purchased by Galaxy. Concurrent with this acquisition, the Company applied pushdown accounting; therefore, the condensed consolidated financial statements after completion of the acquisition include the assets, liabilities, and results of operations of the combined company from and after the closing date.

As part of the stock purchase agreement, Galaxy issued 1,350,000 common shares to the seller with a value of $1,485,000.  In addition to the issuance of common shares, the Company entered into three promissory notes with the seller for a total note payable of $3,000,000.  Payments under the notes are subject to adjustment based on the achievement of minimum gross revenues and successful resolution of certain pre-acquisition payroll withholding tax issues of Concepts and Solutions. The Company believes future earnings goals will not be met and valued the note payable at $1,484,473, which includes $584,473 of accrued pre-acquisition withholding tax liabilities (See Note 10). The balance of the note payable is $1,033,467 at March 31, 2020.

Management of the Company determined that a triggering event to assess the impairment of goodwill associated with the acquisition of Concepts and Solutions occurred during the third quarter of 2020. While there was no single determinative event, the consideration in totality of several factors that developed during this quarter led management to conclude that it was more likely than not that the fair values of certain intangible assets and goodwill acquired as part of the acquisition were below their carrying amounts. See Notes 1 and 5.

The following table summarizes the preliminary allocation of the fair value of the assets and liabilities as of the acquisition date through pushdown accounting. The preliminary allocation to certain assets and/or liabilities may be adjusted by material amounts as the Company finalizes fair value estimates.

Assets
Cash	$ 201,161
Accounts receivable	1,165,953
Inventory	94,360
Property and equipment	20,904
Other assets	2,800
Goodwill and other intangibles	3,760,287

Total Assets	5,245,465

Liabilities
Accounts payable	1,225,734
Accrued expenses	783,540
Short-term debt	96,941
Deferred revenue	518,900

Total Liabilities	2,625,115

Net Assets	$ 2,620,350

Consideration
Fair value of anti-dilution clause in employment agreement	$ 235,350
Note payable to seller	900,000
Stock	1,485,000
$ 2,620,350

As a result of the Company pushing down the effects of the acquisition, certain accounting adjustments are reflected in the condensed consolidated financial statements, such as goodwill and other intangible assets initially recognized of $3,760,287 and reflected in the balance sheet as of March 31, 2020. Goodwill and other intangible assets recognized is primarily attributable to the amount of the consideration in excess of the fair value of Concepts and Solutions at the date of purchase.